Subsequent Events (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Sponsor's maximum commitment to advance funds	$ 400,000	$ 400,000	$ 200,000